Statement of Stockholders' Equity (Deficit) - USD ($)	Class A Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Series E Preferred Stock [Member]	Total
Balance at Dec. 31, 2017	$ 36,430	$ 4,300,514	$ (5,970,024)	$ 1,000	$ (1,632,080)
Balance, shares at Dec. 31, 2017	36,430,248			1,000,000
Reversal of prior period adjustment 2016			(34,286)		(34,286)
Reversal of prior period adjustment 2017			52,863		52,863
Note conversion	$ 135,231	297,409			432,640
Note conversion, shares	135,230,803
Shares Issued	$ 71,350	106,900			$ 178,250
Shares Issued, shares	71,350,098				71,350,098
Cancelled shares	$ (6,500)	$ (26,000)			$ (32,500)
Cancelled shares, shares	(6,500,000)
Reverse split, shares	826,296
Net loss for the year			$ (1,547,598)		$ (1,547,598)
Balance at Dec. 31, 2018	$ 236,511	4,678,823	(7,499,045)	$ 1,000	(2,582,711)
Balance, shares at Dec. 31, 2018	237,337,445			1,000,000
Prior period adjustment			111,304		111,304
Note conversion	$ 332,889	107,322			440,211
Note conversion, shares	332,888,888
Shares Issued	$ 633	60,867		$ 5,000	$ 66,500
Shares Issued, shares	633,000			5,000,000	633,000
Cancelled shares
Cancelled shares, shares
Reverse split, shares
Net loss for the year			$ (2,652,626)		$ (2,652,626)
Balance at Dec. 31, 2019	$ 570,033	$ 4,847,012	$ (10,040,367)	$ 6,000	$ (4,617,321)
Balance, shares at Dec. 31, 2019	570,859,333			6,000,000
Shares Issued, shares					0
Net loss for the year					$ (3,896,531)
Balance at Sep. 30, 2020					$ (8,386,037)